Class ADV,S Shares | ING Davis New York Venture Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses - Class ADV,S Shares ING Davis New York Venture Portfolio		Class ADV	Class S
Management Fees	[1]	0.80%	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	none	none
Total Annual Portfolio Operating Expenses	[1]	1.40%	1.15%
Waivers and Reimbursements	[1][2]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	[1]	1.25%	1.00%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00 % of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

Expense Example - Class ADV,S Shares ING Davis New York Venture Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	127	428	752	1,667
Class S	102	350	618	1,384